Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 01, 2016	Dec. 31, 2015
Dominion Energy Gas Holdings, LLC
Cash, restricted cash and equivalents classified as discontinued operations	$ 9	$ 3	$ 14	$ 5